UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive All Cap Fund
October 31, 2016

Adaptive All Cap - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.1%
Curtiss-Wright Corp.	11,287	1,011,541
TransDigm Group, Inc.	3,333	908,109
		1,919,650
Automobiles — 1.0%
Ford Motor Co.	76,186	894,424
Banks — 4.2%
Banco Santander Chile ADR	42,314	966,875
Berkshire Hills Bancorp, Inc.	17,807	526,197
Independent Bank Corp.	13,696	755,334
Valley National Bancorp	92,240	909,487
Wells Fargo & Co.	14,604	671,930
		3,829,823
Beverages — 1.0%
PepsiCo, Inc.	8,834	947,005
Biotechnology — 1.3%
AbbVie, Inc.	15,735	877,698
Amgen, Inc.	2,445	345,136
		1,222,834
Building Products — 0.6%
Simpson Manufacturing Co., Inc.	13,002	556,486
Capital Markets — 1.8%
AllianceBernstein Holding LP	34,358	749,004
Janus Capital Group, Inc.	65,263	836,672
		1,585,676
Chemicals — 2.1%
Praxair, Inc.	7,765	908,971
Sensient Technologies Corp.	13,208	984,128
		1,893,099
Communications Equipment — 1.0%
Cisco Systems, Inc.	30,874	947,214
Construction and Engineering — 1.1%
MasTec, Inc.(1)	33,564	958,252
Consumer Finance — 0.8%
EZCORP, Inc., Class A(1)	74,264	724,074
Distributors — 1.0%
Genuine Parts Co.	9,569	866,856
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	17,387	836,315
Zayo Group Holdings, Inc.(1)	32,129	1,033,911
		1,870,226
Electric Utilities — 1.8%
NextEra Energy, Inc.	7,025	899,200
Portland General Electric Co.	17,696	772,253
		1,671,453
Electrical Equipment — 0.9%
Acuity Brands, Inc.	3,831	856,497

Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	23,675	537,659
Plexus Corp.(1)	19,999	916,154
		1,453,813
Energy Equipment and Services — 0.7%
Dril-Quip, Inc.(1)	13,927	661,532
Equity Real Estate Investment Trusts (REITs) — 4.5%
Apple Hospitality REIT, Inc.	40,007	721,326
Gramercy Property Trust	54,337	500,987
InfraREIT, Inc.(1)	55,246	918,189
Ramco-Gershenson Properties Trust	44,146	765,492
Sunstone Hotel Investors, Inc.	26,627	334,435
VEREIT, Inc.	88,400	830,960
		4,071,389
Food and Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	13,629	954,303
Walgreens Boots Alliance, Inc.	10,296	851,788
		1,806,091
Food Products — 2.3%
Fresh Del Monte Produce, Inc.	19,140	1,155,099
Post Holdings, Inc.(1)	11,710	892,653
		2,047,752
Health Care Equipment and Supplies — 3.9%
Abbott Laboratories	18,907	741,911
ABIOMED, Inc.(1)	8,621	905,119
Cooper Cos., Inc. (The)	5,072	892,875
Varian Medical Systems, Inc.(1)	10,592	961,012
		3,500,917
Health Care Providers and Services — 3.5%
Aetna, Inc.	8,440	906,034
Cardinal Health, Inc.	11,045	758,681
Express Scripts Holding Co.(1)	13,340	899,116
UnitedHealth Group, Inc.	4,553	643,476
		3,207,307
Hotels, Restaurants and Leisure — 2.4%
MGM Resorts International(1)	38,090	996,815
Scientific Games Corp., Class A(1)	37,350	463,140
Wingstop, Inc.	26,629	712,592
		2,172,547
Household Products — 1.0%
Procter & Gamble Co. (The)	10,487	910,272
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	20,402	983,988
Industrial Conglomerates — 1.7%
3M Co.	5,465	903,365
General Electric Co.	22,732	661,501
		1,564,866
Insurance — 2.4%
Allied World Assurance Co. Holdings AG	23,232	998,511
CNA Financial Corp.	15,924	582,341
Principal Financial Group, Inc.	10,632	580,507

		2,161,359

Internet and Direct Marketing Retail — 0.9%
Expedia, Inc.	6,142	793,731
Internet Software and Services — 0.7%
CoStar Group, Inc.(1)	3,329	622,922
IT Services — 9.5%
Convergys Corp.	31,121	908,733
Fiserv, Inc.(1)	8,893	875,782
FleetCor Technologies, Inc.(1)	4,207	737,487
International Business Machines Corp.	5,761	885,408
Leidos Holdings, Inc.	17,210	715,420
Science Applications International Corp.	11,970	824,853
Total System Services, Inc.	17,785	887,116
Vantiv, Inc., Class A(1)	16,963	989,961
Western Union Co. (The)	43,139	865,800
Xerox Corp.	93,865	917,061
		8,607,621
Life Sciences Tools and Services — 1.8%
PAREXEL International Corp.(1)	13,922	811,096
Waters Corp.(1)	6,088	847,084
		1,658,180
Machinery — 1.0%
Pentair plc	15,653	862,950
Media — 4.9%
Comcast Corp., Class A	14,448	893,176
Interpublic Group of Cos., Inc. (The)	39,375	881,606
MSG Networks, Inc., Class A(1)	26,063	497,803
Omnicom Group, Inc.	11,672	931,659
Sinclair Broadcast Group, Inc., Class A	27,793	697,604
Walt Disney Co. (The)	6,278	581,908
		4,483,756
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Blackstone Mortgage Trust, Inc., Class A	30,108	909,262
Multi-Utilities — 0.5%
Dominion Resources, Inc.	6,280	472,256
Oil, Gas and Consumable Fuels — 6.8%
Callon Petroleum Co.(1)	78,857	1,024,352
Cimarex Energy Co.	7,203	930,123
Enterprise Products Partners LP	18,219	459,848
EQT Corp.	11,654	769,164
Exxon Mobil Corp.	16,061	1,338,203
Holly Energy Partners LP	28,819	880,421
Resolute Energy Corp.(1)	27,677	716,834
		6,118,945
Paper and Forest Products — 0.5%
Domtar Corp.	12,671	455,522
Personal Products — 0.5%
Medifast, Inc.	10,031	411,873
Pharmaceuticals — 3.0%
Johnson & Johnson	11,259	1,305,931
Pfizer, Inc.	28,926	917,243

Prestige Brands Holdings, Inc.(1)	10,652	482,323
		2,705,497

Professional Services — 1.9%
Equifax, Inc.	7,410	918,618
TransUnion(1)	25,926	809,928
		1,728,546
Semiconductors and Semiconductor Equipment — 1.0%
Intel Corp.	26,946	939,607
Software — 6.1%
CA, Inc.	14,541	446,990
Microsoft Corp.	29,613	1,774,411
Progress Software Corp.(1)	31,857	857,272
RealPage, Inc.(1)	41,911	1,139,979
Red Hat, Inc.(1)	7,710	597,140
Symantec Corp.	29,068	727,572
		5,543,364
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)	13,089	980,890
Home Depot, Inc. (The)	3,961	483,282
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,978	968,006
		2,432,178
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	20,965	2,380,366
Textiles, Apparel and Luxury Goods — 0.1%
Oxford Industries, Inc.	1,213	76,079
Thrifts and Mortgage Finance — 1.1%
Northwest Bancshares, Inc.	60,602	953,875
Tobacco — 1.8%
Altria Group, Inc.	9,782	646,786
Vector Group Ltd.	46,079	964,894
		1,611,680
Trading Companies and Distributors — 0.4%
Air Lease Corp.	12,839	388,508
Wireless Telecommunication Services — 1.0%
Vodafone Group plc ADR	31,120	866,381
TOTAL COMMON STOCKS (Cost $87,822,732)		90,308,501
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $235,694), at 0.10%, dated 10/31/16, due 11/1/16 (Delivery value $230,001)		230,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	940	940
TOTAL TEMPORARY CASH INVESTMENTS (Cost $230,940)		230,940
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $88,053,672)		90,539,441
OTHER ASSETS AND LIABILITIES — 0.1%		75,639
TOTAL NET ASSETS — 100.0%		$90,615,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	781,373	GBP	600,156	Credit Suisse AG	12/30/16	45,710
USD	54,452	GBP	44,815	Credit Suisse AG	12/30/16	(483)
						45,227

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	90,308,501	—	—
Temporary Cash Investments	940	230,000	—
	90,309,441	230,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	45,710	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	483	—

3. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$88,145,244
Gross tax appreciation of investments	$5,470,961
Gross tax depreciation of investments	(3,076,764)
Net tax appreciation (depreciation) of investments	$2,394,197

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2016

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Automobiles — 1.9%
Tesla Motors, Inc.(1)	990	195,753
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(1)	1,695	263,149
Biotechnology — 13.2%
Biogen, Inc.(1)	1,114	312,120
Celgene Corp.(1)	4,331	442,542
Ionis Pharmaceuticals, Inc.(1)	4,557	118,391
Juno Therapeutics, Inc.(1)	3,793	92,132
Regeneron Pharmaceuticals, Inc.(1)	555	191,486
Spark Therapeutics, Inc.(1)	2,501	117,572
Vertex Pharmaceuticals, Inc.(1)	1,261	95,659
		1,369,902
Capital Markets — 2.5%
Intercontinental Exchange, Inc.	969	262,008
Chemicals — 2.9%
Ecolab, Inc.	2,617	298,783
Electrical Equipment — 1.0%
Acuity Brands, Inc.	462	103,289
Health Care Equipment and Supplies — 3.3%
Intuitive Surgical, Inc.(1)	517	347,465
Health Care Providers and Services — 1.4%
Centene Corp.(1)	2,334	145,828
Hotels, Restaurants and Leisure — 0.8%
Chipotle Mexican Grill, Inc.(1)	227	81,893
Internet and Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)	704	556,033
Netflix, Inc.(1)	1,493	186,431
		742,464
Internet Software and Services — 17.4%
Alphabet, Inc., Class A(1)	212	171,699
Alphabet, Inc., Class C(1)	561	440,127
Baidu, Inc. ADR(1)	932	164,833
Facebook, Inc., Class A(1)	5,271	690,448
Tencent Holdings Ltd.	13,000	344,966
		1,812,073
IT Services — 9.8%
Mastercard, Inc., Class A	4,948	529,535
Square, Inc.(1)	16,281	182,347
Visa, Inc., Class A	3,758	310,073
		1,021,955
Machinery — 8.8%
FANUC Corp.	1,100	206,427
Middleby Corp. (The)(1)	852	95,518
WABCO Holdings, Inc.(1)	2,634	259,343
Wabtec Corp.	4,542	351,142
		912,430

Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	868	110,184
Personal Products — 3.1%
Estee Lauder Cos., Inc. (The), Class A	3,696	322,032
Professional Services — 1.7%
Verisk Analytics, Inc., Class A(1)	2,121	172,968
Software — 5.9%
salesforce.com, Inc.(1)	3,972	298,536
Splunk, Inc.(1)	5,190	312,386
		610,922
Specialty Retail — 2.8%
O'Reilly Automotive, Inc.(1)	1,095	289,562
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	5,531	627,990
Textiles, Apparel and Luxury Goods — 4.7%
NIKE, Inc., Class B	5,806	291,345
Under Armour, Inc., Class C(1)	7,672	198,398
		489,743
TOTAL COMMON STOCKS (Cost $9,776,402)		10,180,393
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $334,356), at 0.10%, dated 10/31/16, due 11/1/16 (Delivery value $323,001)		323,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,130	2,130
TOTAL TEMPORARY CASH INVESTMENTS (Cost $325,130)		325,130
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $10,101,532)		10,505,523
OTHER ASSETS AND LIABILITIES — (1.1)%		(118,685)
TOTAL NET ASSETS — 100.0%		$10,386,838

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Internet Software and Services	1,467,107	344,966	—
Machinery	706,003	206,427	—
Other Industries	7,455,890	—	—
Temporary Cash Investments	2,130	323,000	—
	9,631,130	874,393	—

3. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,108,642
Gross tax appreciation of investments	$675,896
Gross tax depreciation of investments	(279,015)
Net tax appreciation (depreciation) of investments	$396,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 29, 2016